Fees and Expenses - Winton Managed Futures Trend Fund	Oct. 26, 2026 USD ($)
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund:
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund. More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 17 of the Fund’s Prospectus and in Purchase, Redemption and Pricing of Shares on page 55 of the Statement of Additional Information.

Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
SHAREHOLDER FEES (Fees paid directly from your investment)	Class A	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	None
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	1.00%	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	None	None
Redemption Fee (as a % of amount redeemed, if sold within 30 days)	None	None

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Management Fees	1.00%	1.00%
Distribution and Service (12b-1) Fees	0.25%	0.00%
Other Expenses	1.70%	1.64%
Acquired Fund Fees and Expenses(1)	0.07%	0.07%
Total Annual Fund Operating Expenses	3.02%	2.71%
Fee Waiver(2)	(1.36)%	(1.30)%
Total Annual Fund Operating Expenses After Fee Waiver	1.66%	1.41%

(1)	Acquired Fund Fees and Expenses, which are estimated for the Fund’s current fiscal year, are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.

(2)	Winton Capital Management Limited (the “Adviser”) has contractually agreed to limit the Fund’s operating expenses by reducing its fees and/or absorbing expenses of the Fund as described in the Fund Summary, until at least October 31, 2027 (unless terminated earlier by the Trust’s Board of Trustees or as a result of the termination of the Adviser’s appointment as adviser to the Fund), to ensure the total Fund operating expenses after fee waiver and reimbursement (exclusive of: (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions; (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; (vii) expenses incurred in connection with any Fund merger or reorganization; and (viii) extraordinary expenses such as litigation expenses (which may include indemnification of Fund officers and Trustees, and contractual indemnification of Fund service providers (other than the Adviser)) will not exceed 1.59% and 1.34% of average daily net assets attributable to Class A and Class I shares respectively. All waived fees and absorbed/reimbursed expenses are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the fees or expenses have been waived or reimbursed, as applicable) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Trust’s Board of Trustees, on 60 days written notice to the Adviser.

Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example, With Redemption [Table]
Class	1 Year	3 Years	5 Years	10 Years
A	$734	$1,334	$1,958	$3,629
I	$144	$718	$1,319	$2,946

Expense Example, No Redemption, By Year, Caption [Text]	For purchases of $1,000,000 or more of Class A shares, you would pay the following expenses if you did not redeem your Class A Shares:
Expense Example, No Redemption [Table]
Class	1 Year	3 Years	5 Years	10 Years
A	$269	$805	$1,467	$3,241

Portfolio Turnover [Heading]	Portfolio Turnover:
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.

Portfolio Turnover, Rate	none
Winton Managed Futures Trend Fund Class A
Prospectus [Line Items]
Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 25,000